Business combination - Purchase Consideration - Acquisition of PinPag (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Jan. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Purchase consideration
Total adjusted consideration		R$ 208,969
Analysis of the cash flow of the acquisition
Cash flow from investment activities		147,251	R$ 97,270	R$ 75,132
PinPag
Purchase consideration
Amount paid in cash	R$ 125,000
Amount to be paid on the acquisition of shares	10,000
Amount retained installments	5,000
Fair value of contingent consideration (Earn-out)	20,916	R$ 20,916
Total adjusted consideration	160,916
Analysis of the cash flow of the acquisition
Amount paid in cash	125,000
Net cash acquired	(11,396)
Cash flow from investment activities	R$ 113,604